Note 6 - Prepaid Expenses 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	September 30,	December 31
	2019	2018
Deferred platform commission fees	$65,557	$178,692
Deferred royalties	2,345	1,157
Other	138,446	35,367
Total Prepaid Expenses	$206,348	$215,216

	December 31,	December 31,
	2018	2017
Deferred platform commission fees	$178,692	$146,708
Deferred royalties	1,157	3,704
Prepaid Professional fees	-	15,000
Other	35,367	12,417
Total Prepaid Expenses	$215,216	$177,829